Information Concerning the Group's Consolidated Operations - Details of Financial Income and Expenses (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Finance income expense [abstract]
Income from cash, cash equivalents and financial assets	$ 11,278	$ 3,614	$ 1,120
Foreign exchange gains	13,079	17,618	7,541
Gain on fair value measurement	20,009	245	0
Other financial income	41	2	219
Financial income	44,407	21,479	8,880
Interest on financial liabilities	(4,817)	(2,246)	(371)
Foreign exchange losses	(5,754)	(13,402)	(1,481)
Loss on fair value measurement	(8,366)	(20,813)	0
Interest on lease liabilities	(2,636)	(3,061)	(3,416)
Other financial expenses	(41)	(1,121)	(12,546)
Total Financial expenses	(21,614)	(40,642)	(17,815)
Net Financial gain (loss)	$ 22,793	$ (19,163)	$ (8,935)